UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02589

Investment Company Act File Number

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance

Tax-Managed Growth Fund 1.0

September 30, 2017 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2017, the value of the Fund’s investment in the Portfolio was $920,388,625 and the Fund owned 6.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.0%
Arconic, Inc.	17,586	$437,540
Boeing Co. (The)	1,010,046	256,763,794
General Dynamics Corp.	103,506	21,278,764
Huntington Ingalls Industries, Inc.	1	226
Lockheed Martin Corp.	52,891	16,411,548
Northrop Grumman Corp.	31,780	9,143,742
Raytheon Co.	67,943	12,676,805
Rockwell Collins, Inc.	101,831	13,310,330
United Technologies Corp.	937,167	108,786,345

		$438,809,094

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	294,868	$22,439,455
Expeditors International of Washington, Inc.	1,300	77,818
FedEx Corp.	292,347	65,947,636
United Parcel Service, Inc., Class B	1,335,561	160,387,520

		$248,852,429

Airlines — 0.0%(1)
American Airlines Group, Inc.	53,294	$2,530,932
Delta Air Lines, Inc.	33,773	1,628,534

		$4,159,466

Auto Components — 0.2%
Adient PLC	15,055	$1,264,470
BorgWarner, Inc.	2,800	143,444
Delphi Automotive PLC	160,000	15,744,000
Gentex Corp.	497,018	9,840,956

		$26,992,870

Automobiles — 0.2%
Daimler AG	38,000	$3,027,840
Ford Motor Co.	1,212,587	14,514,666
General Motors Co.	73,598	2,971,887
Harley-Davidson, Inc.	800	38,568
Tesla, Inc.(2)	3,988	1,360,307

		$21,913,268

Banks — 7.2%
Bank of America Corp.	2,371,341	$60,089,781
Bank of Montreal	4	303
BB&T Corp.	1,304,426	61,229,756
BB&T Corp.(3)	22,314	1,046,372
CIT Group, Inc.	66,161	3,245,197
Citigroup, Inc.	847,690	61,660,971
Commerce Bancshares, Inc.	24,150	1,395,145
CVB Financial Corp.	152,000	3,673,840
Fifth Third Bancorp	1,138,587	31,857,664
HSBC Holdings PLC	220,592	2,178,766

Security	Shares	Value
HSBC Holdings PLC ADR	424	$20,950
Huntington Bancshares, Inc.	85,471	1,193,175
ING Groep NV ADR	131,742	2,426,688
JPMorgan Chase & Co.	3,369,695	321,839,569
KeyCorp	111,718	2,102,533
M&T Bank Corp.	38,762	6,242,232
PNC Financial Services Group, Inc. (The)	76,601	10,323,517
Regions Financial Corp.	714,736	10,885,429
Societe Generale SA	460,793	27,003,117
SunTrust Banks, Inc.	447,497	26,746,896
SVB Financial Group(2)	12,233	2,288,672
Synovus Financial Corp.	1,565	72,084
Toronto-Dominion Bank (The)	30,213	1,700,086
U.S. Bancorp	2,201,618	117,984,709
Wells Fargo & Co.	5,526,160	304,767,724
Zions Bancorporation	8,706	410,749

		$1,062,385,925

Beverages — 2.4%
Anheuser-Busch InBev SA/NV ADR	2,080	$248,144
Boston Beer Co., Inc. (The), Class A(2)	3,130	488,906
Brown-Forman Corp., Class A	750	41,767
Brown-Forman Corp., Class B	4,273	232,024
Coca-Cola Co. (The)	3,053,107	137,420,346
Constellation Brands, Inc., Class A	580	115,681
Dr Pepper Snapple Group, Inc.	2,700	238,869
Molson Coors Brewing Co., Class B	186,000	15,185,040
Monster Beverage Corp.(2)	111,851	6,179,768
PepsiCo, Inc.	1,743,927	194,325,786

		$354,476,331

Biotechnology — 5.1%
AbbVie, Inc.	2,058,711	$182,937,059
Agios Pharmaceuticals, Inc.(2)	54,880	3,663,240
Alexion Pharmaceuticals, Inc.(2)	622,415	87,318,600
Alexion Pharmaceuticals, Inc.(2)(3)	43,530	6,106,824
Alexion Pharmaceuticals, Inc.(2)(3)	81,001	11,357,948
Amgen, Inc.	874,527	163,055,559
Biogen, Inc.(2)	139,216	43,591,314
Bioverativ, Inc.(2)	69,608	3,972,529
Celgene Corp.(2)	876,497	127,810,793
Gilead Sciences, Inc.	959,339	77,725,646
Incyte Corp.(2)	76,572	8,939,015
Regeneron Pharmaceuticals, Inc.(2)	15,029	6,719,767
Shire PLC ADR	4,138	633,693
Vertex Pharmaceuticals, Inc.(2)	228,000	34,665,120

		$758,497,107

Building Products — 0.3%
A.O. Smith Corp.	24,000	$1,426,320
Fortune Brands Home & Security, Inc.	1,723	115,837
Johnson Controls International PLC	310,308	12,502,310
Lennox International, Inc.	156,399	27,990,729

		$42,035,196

Capital Markets — 5.7%
Affiliated Managers Group, Inc.	33,574	$6,373,352

Security	Shares	Value
Ameriprise Financial, Inc.	210,524	$31,264,919
Bank of New York Mellon Corp. (The)	463,175	24,557,539
BlackRock, Inc.	10,327	4,617,098
Brookfield Asset Management, Inc., Class A	85,620	3,536,106
CBOE Holdings, Inc.	158,225	17,029,757
Charles Schwab Corp. (The)	3,804,745	166,419,546
CME Group, Inc.	213,337	28,945,564
E*TRADE Financial Corp.(2)	4,593	200,301
Franklin Resources, Inc.	756,412	33,667,898
Goldman Sachs Group, Inc. (The)	590,177	139,984,083
Intercontinental Exchange, Inc.	110,554	7,595,060
Invesco, Ltd.	4,040	141,562
Legg Mason, Inc.	122,902	4,831,278
LPL Financial Holdings, Inc.	99,471	5,129,720
Moody’s Corp.	188,838	26,288,138
Morgan Stanley	2,338,649	112,652,722
Nasdaq, Inc.	66,660	5,170,816
Northern Trust Corp.	711,598	65,417,204
S&P Global, Inc.	171,673	26,834,207
SEI Investments Co.	150,000	9,159,000
State Street Corp.	782,835	74,792,056
Stifel Financial Corp.	112,796	6,030,074
T. Rowe Price Group, Inc.	534,472	48,449,887
UBS AG(2)	9	154
Waddell & Reed Financial, Inc., Class A	8,833	177,278

		$849,265,319

Chemicals — 1.5%
AdvanSix, Inc.(2)	12,748	$506,733
Air Products and Chemicals, Inc.	5,146	778,178
Albemarle Corp.	84,157	11,471,441
Ashland Global Holdings, Inc.	11,131	727,856
Balchem Corp.	17,292	1,405,667
Chemours Co. (The)	151	7,642
DowDuPont, Inc.	1,198,087	82,943,563
Eastman Chemical Co.	1,950	176,455
Ecolab, Inc.	523,273	67,298,140
International Flavors & Fragrances, Inc.	3,000	428,730
LyondellBasell Industries NV, Class A	4,063	402,440
Monsanto Co.	69,489	8,326,172
NewMarket Corp.	12,172	5,182,229
PPG Industries, Inc.	290,700	31,587,462
Praxair, Inc.	6,143	858,423
Sherwin-Williams Co. (The)	24,919	8,921,999
Valvoline, Inc.	68,886	1,615,377
Westlake Chemical Corp.	1,000	83,090

		$222,721,597

Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$130,606
Pitney Bowes, Inc.	14,270	199,923
Stericycle, Inc.(2)	13,300	952,546
Waste Management, Inc.	109,569	8,575,965

		$9,859,040

Security	Shares	Value
Communications Equipment — 1.5%
Arista Networks, Inc.(2)	523,646	$99,288,518
Arista Networks, Inc.(2)(3)	120,000	22,753,200
Brocade Communications Systems, Inc.	176,629	2,110,717
Cisco Systems, Inc.	1,970,414	66,265,023
Juniper Networks, Inc.	287,080	7,989,436
Motorola Solutions, Inc.	37,773	3,205,794
Nokia Oyj ADR	192	1,148
Palo Alto Networks, Inc.(2)	140,438	20,237,116

		$221,850,952

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$101,040
Jacobs Engineering Group, Inc.	56,851	3,312,708

		$3,413,748

Construction Materials — 0.0%(1)
Vulcan Materials Co.	55,491	$6,636,724

		$6,636,724

Consumer Finance — 1.6%
American Express Co.	993,148	$89,840,168
Capital One Financial Corp.	130,994	11,089,952
Discover Financial Services	1,220,947	78,726,663
LendingClub Corp.(2)	79,691	485,318
Navient Corp.	10,200	153,204
SLM Corp.(2)	10,200	116,994
Synchrony Financial	1,710,460	53,109,783

		$233,522,082

Containers & Packaging — 0.0%(1)
Avery Dennison Corp.	2,250	$221,265
Ball Corp.	25,288	1,044,395
International Paper Co.	42,000	2,386,440
WestRock Co.	39,303	2,229,659

		$5,881,759

Distributors — 0.2%
Genuine Parts Co.	198,637	$18,999,629
LKQ Corp.(2)	175,000	6,298,250

		$25,297,879

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$678,153

		$678,153

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(2)	453	$124,457,220
Berkshire Hathaway, Inc., Class B(2)	1,322,777	242,491,480

		$366,948,700

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	619,815	$24,278,154
CenturyLink, Inc.	5,086	96,125
Deutsche Telekom AG ADR	50,092	934,717
Frontier Communications Corp.	894	10,540
Verizon Communications, Inc.	113,787	5,631,319
Windstream Holdings, Inc.	4,107	7,269

		$30,958,124

Security	Shares	Value
Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,643,480
Exelon Corp.	8,420	317,181
NextEra Energy, Inc.	113,807	16,678,416
Southern Co. (The)	104,610	5,140,536

		$24,779,613

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$1,904,805
AMETEK, Inc.	68,596	4,530,080
Eaton Corp. PLC	130,816	10,045,360
Emerson Electric Co.	2,027,858	127,430,597
Rockwell Automation, Inc.	122,921	21,905,751

		$165,816,593

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,535,029	$45,928,068
Keysight Technologies, Inc.(2)	2,442	101,734
Knowles Corp.(2)	8,001	122,175
TE Connectivity, Ltd.	15,999	1,328,877

		$47,480,854

Energy Equipment & Services — 0.9%
Frank’s International NV(3)	1,500,000	$11,501,835
Halliburton Co.	910,846	41,926,241
National Oilwell Varco, Inc.	5,061	180,830
Schlumberger, Ltd.	1,211,734	84,530,564
Transocean, Ltd.(2)	2,884	31,032

		$138,170,502

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	25,815	$3,528,394
Host Hotels & Resorts, Inc.	8,720	161,233
ProLogis, Inc.	2,000	126,920
Public Storage	49	10,485
Simon Property Group, Inc.	25,563	4,115,899

		$7,942,931

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	878,577	$144,341,415
CVS Health Corp.	1,211,374	98,508,934
Kroger Co. (The)	185,438	3,719,886
Sprouts Farmers Market, Inc.(2)	1,595,636	29,950,088
Sysco Corp.	402,901	21,736,509
Wal-Mart Stores, Inc.	1,203,822	94,066,651
Walgreens Boots Alliance, Inc.	393,874	30,414,950

		$422,738,433

Food Products — 1.5%
Archer-Daniels-Midland Co.	170,413	$7,244,257
Campbell Soup Co.	139,915	6,550,820
Conagra Brands, Inc.	342,669	11,561,652
Flowers Foods, Inc.	261,924	4,926,791
General Mills, Inc.	16,787	868,895
Hain Celestial Group, Inc. (The)(2)	7,590	312,329
Hershey Co. (The)	523,079	57,104,534
Hormel Foods Corp.	145,646	4,681,062

Security	Shares	Value
JM Smucker Co. (The)	18,967	$1,990,207
Kellogg Co.	63,058	3,932,928
Kraft Heinz Co. (The)	30,563	2,370,161
Lamb Weston Holdings, Inc.	73,135	3,429,300
McCormick & Co., Inc.	51,488	5,284,728
Mondelez International, Inc., Class A	308,079	12,526,492
Nestle SA	1,132,135	95,032,818
Tyson Foods, Inc., Class A	5,000	352,250

		$218,169,224

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,659,310	$88,540,782
ABIOMED, Inc.(2)	44,371	7,480,951
Bard (C.R.), Inc.	25,000	8,012,500
Baxter International, Inc.	230,275	14,449,756
Becton, Dickinson and Co.	78,887	15,457,908
Boston Scientific Corp.(2)	30,490	889,393
Danaher Corp.	139,109	11,932,770
DexCom, Inc.(2)	94,962	4,646,016
Edwards Lifesciences Corp.(2)	200	21,862
Halyard Health, Inc.(2)	542	24,406
Hologic, Inc.(2)	157,000	5,760,330
Intuitive Surgical, Inc.(2)	22,100	23,113,948
Medtronic PLC	529,730	41,197,102
Stryker Corp.	243,082	34,522,506
Zimmer Biomet Holdings, Inc.	147,751	17,300,164

		$273,350,394

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.(2)	32,000	$1,528,320
Aetna, Inc.	18,766	2,983,982
AmerisourceBergen Corp.	15,941	1,319,118
Anthem, Inc.	54,347	10,319,408
Cardinal Health, Inc.	29,805	1,994,551
Centene Corp.(2)	1,005	97,254
Cigna Corp.	8,814	1,647,689
DaVita, Inc.(2)	169,352	10,057,815
Express Scripts Holding Co.(2)	5	317
HCA Healthcare, Inc.(2)	145,114	11,549,623
Henry Schein, Inc.(2)	26,346	2,160,108
Humana, Inc.	482	117,430
McKesson Corp.	4,114	631,951
PharMerica Corp.(2)	7	205
UnitedHealth Group, Inc.	77,826	15,242,222

		$59,649,993

Health Care Technology — 0.2%
Cerner Corp.(2)	1,440	$102,701
Cotiviti Holdings, Inc.(2)	863,310	31,061,894

		$31,164,595

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	13,648	$881,251
Chipotle Mexican Grill, Inc.(2)	72,498	22,317,059
Chipotle Mexican Grill, Inc.(2)(3)	48,619	14,966,387
Darden Restaurants, Inc.	20,400	1,607,112
Domino’s Pizza, Inc.	148	29,385

Security	Shares	Value
Hilton Worldwide Holdings, Inc.	38,110	$2,646,739
Marriott International, Inc., Class A	1,600,291	176,448,086
Marriott International, Inc., Class A(3)	297,981	32,855,385
McDonald’s Corp.	5,400	846,072
MGM Resorts International(3)	50,000	1,627,871
Starbucks Corp.	3,626,552	194,782,108
Texas Roadhouse, Inc.	208,290	10,235,371
Yum China Holdings, Inc.(2)	79,662	3,184,090
Yum! Brands, Inc.	290,587	21,390,109

		$483,817,025

Household Durables — 0.1%
D.R. Horton, Inc.	1,455	$58,098
Lennar Corp., Class A	1,050	55,440
Mohawk Industries, Inc.(2)	2,820	697,978
Newell Brands, Inc.	350,091	14,938,383
Tempur Sealy International, Inc.(2)	87,198	5,626,015
Whirlpool Corp.	1,391	256,556

		$21,632,470

Household Products — 1.6%
Church & Dwight Co., Inc.	1,120	$54,264
Clorox Co. (The)	1,340	176,759
Colgate-Palmolive Co.	1,237,744	90,169,651
Energizer Holdings, Inc.	9,500	437,475
Kimberly-Clark Corp.	32,943	3,876,732
Procter & Gamble Co. (The)	1,540,320	140,138,314

		$234,853,195

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$19,065

		$19,065

Industrial Conglomerates — 2.3%
3M Co.	750,128	$157,451,867
Carlisle Cos., Inc.	39,148	3,926,153
General Electric Co.	5,051,419	122,143,311
Honeywell International, Inc.	357,571	50,682,114
Roper Technologies, Inc.	225	54,765

		$334,258,210

Insurance — 1.1%
Aegon NV ADR	41,154	$238,282
Aflac, Inc.	265,953	21,645,915
Aflac, Inc.(3)	25,000	2,032,715
Alleghany Corp.(2)	3,985	2,207,730
Allstate Corp. (The)	5,277	485,009
American International Group, Inc.	159,867	9,814,235
Aon PLC	81,264	11,872,670
Arch Capital Group, Ltd.(2)	13,000	1,280,500
Arthur J. Gallagher & Co.	208,515	12,834,098
Brighthouse Financial, Inc.(2)	936	56,909
Chubb, Ltd.	5,910	842,471
Cincinnati Financial Corp.	141,081	10,802,572
Hartford Financial Services Group, Inc.	5,762	319,388
Markel Corp.(2)	6,362	6,794,489
Marsh & McLennan Cos., Inc.	53,019	4,443,522

Security	Shares	Value
MetLife, Inc.	10,296	$534,877
Progressive Corp.	1,239,244	60,004,195
Prudential Financial, Inc.	18,767	1,995,307
Torchmark Corp.	89,853	7,196,327
Travelers Companies, Inc. (The)	92,616	11,347,312
Trisura Group, Ltd.(2)	124	2,641
Willis Towers Watson PLC	104	16,040

		$166,767,204

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(2)	350,726	$337,170,440
Expedia, Inc.	2,670	384,320
HSN, Inc.	19,864	775,689
Netflix, Inc.(2)	63,000	11,425,050
Priceline Group, Inc. (The)(2)	44,435	81,352,487
Wayfair, Inc.(2)	26,372	1,777,473

		$432,885,459

Internet Software & Services — 8.2%
Akamai Technologies, Inc.(2)	225,000	$10,962,000
Alibaba Group Holding, Ltd. ADR(2)	207,702	35,872,213
Alphabet, Inc., Class A(2)	288,524	280,941,589
Alphabet, Inc., Class C(2)	341,808	327,831,471
Altaba, Inc.(2)	144,071	9,543,263
Baidu, Inc. ADR(2)	62,500	15,480,625
Cars.com, Inc.(2)	400	10,644
eBay, Inc.(2)	1,282,247	49,315,220
Facebook, Inc., Class A(2)	2,693,230	460,192,210
IAC/InterActiveCorp(2)	9,780	1,149,932
LogMeIn, Inc.	1,026	112,911
Pandora Media, Inc.(2)	37,000	284,900
Twitter, Inc.(2)	622,959	10,509,318
VeriSign, Inc.(2)	19,493	2,073,860
Yelp, Inc.(2)	145,608	6,304,827

		$1,210,584,983

IT Services — 2.4%
Accenture PLC, Class A	571,570	$77,201,960
Alliance Data Systems Corp.	686	151,983
Automatic Data Processing, Inc.	139,629	15,264,242
Broadridge Financial Solutions, Inc.	17,705	1,430,918
Cognizant Technology Solutions Corp., Class A	5,578	404,628
Fidelity National Information Services, Inc.	82,344	7,690,106
Fiserv, Inc.(2)	210,028	27,085,211
International Business Machines Corp.	431,020	62,532,382
MasterCard, Inc., Class A	58,381	8,243,397
Paychex, Inc.	705,370	42,293,985
PayPal Holdings, Inc.(2)	183,125	11,725,494
Sabre Corp.	157,290	2,846,949
Square, Inc., Class A(2)	96,040	2,766,913
Total System Services, Inc.	5	328
Visa, Inc., Class A	838,263	88,218,798
Western Union Co.	69,661	1,337,491

		$349,194,785

Leisure Products — 0.0%(1)
Mattel, Inc.	337,206	$5,219,949

Security	Shares	Value
Polaris Industries, Inc.	4,104	$429,401

		$5,649,350

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	651,639	$41,835,224
Illumina, Inc.(2)	10,000	1,992,000
Quintiles IMS Holdings, Inc.(2)	24,800	2,357,736
Thermo Fisher Scientific, Inc.	37,076	7,014,779

		$53,199,739

Machinery — 1.9%
Caterpillar, Inc.	238,064	$29,688,961
Cummins, Inc.	150	25,205
Deere & Co.	274,836	34,516,653
Donaldson Co., Inc.	96,349	4,426,273
Dover Corp.	335,808	30,689,493
Fortive Corp.	28,046	1,985,376
Illinois Tool Works, Inc.	1,050,838	155,481,990
Ingersoll-Rand PLC	6,080	542,154
Lincoln Electric Holdings, Inc.	53,660	4,919,549
Manitowoc Co., Inc. (The)(2)	45,741	411,669
PACCAR, Inc.	171,929	12,437,344
Parker-Hannifin Corp.	18,857	3,300,352
Pentair PLC	4	272
Snap-on, Inc.	15,151	2,257,651
Stanley Black & Decker, Inc.	288	43,479
WABCO Holdings, Inc.(2)	3,080	455,840
Wabtec Corp.	14,082	1,066,712
Welbilt, Inc.(2)	45,741	1,054,330

		$283,303,303

Media — 2.9%
CBS Corp., Class B	489,119	$28,368,902
Comcast Corp., Class A	3,873,112	149,037,350
Discovery Communications, Inc., Class A(2)	6,930	147,540
Discovery Communications, Inc., Class C(2)	207	4,194
Liberty Braves Group, Series A(2)	1,236	31,357
Liberty Braves Group, Series C(2)	2,473	62,493
Liberty Broadband Corp., Series A(2)	3,091	291,110
Liberty Broadband Corp., Series C(2)	6,183	589,240
Liberty Formula One, Series A(2)	3,091	112,791
Liberty Formula One, Series C(2)	6,183	235,510
Liberty Global PLC, Class A(2)	8,854	300,239
Liberty Global PLC, Class C(2)	27,614	902,978
Liberty Global PLC LiLAC, Class A(2)	1,546	36,733
Liberty Global PLC LiLAC, Class C(2)	4,825	112,422
Liberty SiriusXM Group, Series A(2)	12,367	518,177
Liberty SiriusXM Group, Series C(2)	24,734	1,035,613
Live Nation Entertainment, Inc.(2)	1,800	78,390
News Corp., Class A	24	318
Omnicom Group, Inc.	146,079	10,820,071
TEGNA, Inc.	1,201	16,009
Time Warner, Inc.	11,347	1,162,500
Time, Inc.	109	1,471
Twenty-First Century Fox, Inc., Class A	16,333	430,865
Viacom, Inc., Class B	412,909	11,495,387

Security	Shares	Value
Walt Disney Co. (The)	2,206,801	$217,524,375

		$423,316,035

Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$273,286
Cleveland-Cliffs, Inc.(2)	527,743	3,773,362
Freeport-McMoRan, Inc.(2)	39,818	559,045
Glencore PLC	598,405	2,746,682
Lonmin PLC(2)	64	61
Nucor Corp.	235,636	13,205,041
Southern Copper Corp.	12,126	482,130
Steel Dynamics, Inc.(3)	140,295	4,835,969

		$25,875,576

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$63,092
Dominion Energy, Inc.	4,493	345,647
DTE Energy Co.	52,668	5,654,436
Sempra Energy	3,787	432,210
WEC Energy Group, Inc.	3,742	234,923

		$6,730,308

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$12,385,567
Nordstrom, Inc.	6,234	293,933
Target Corp.	64,184	3,787,498

		$16,466,998

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	797,255	$38,945,907
Antero Resources Corp.(2)	1,633,197	32,500,620
Apache Corp.	175,832	8,053,106
California Resources Corp.(2)	275	2,877
Cheniere Energy, Inc.(2)	642,305	28,929,417
Chesapeake Energy Corp.(2)	288	1,238
Chevron Corp.	815,457	95,816,198
Concho Resources, Inc.(2)	40,000	5,268,800
ConocoPhillips	305,809	15,305,741
Devon Energy Corp.	1,380,333	50,672,024
EOG Resources, Inc.	1,077,613	104,248,282
EQT Corp.	17,810	1,161,924
Exxon Mobil Corp.	3,420,387	280,403,326
Hess Corp.	64,190	3,009,869
Kinder Morgan, Inc.	50,432	967,286
Marathon Oil Corp.	170,827	2,316,414
Marathon Petroleum Corp.	160,826	9,019,122
Murphy Oil Corp.	145,312	3,859,487
Occidental Petroleum Corp.	15,964	1,025,048
Phillips 66	193,382	17,715,725
Pioneer Natural Resources Co.	14,430	2,129,002
Range Resources Corp.	291,845	5,711,407
Royal Dutch Shell PLC, Class A ADR	70,142	4,249,202
Southwestern Energy Co.(2)	730	4,460
Williams Cos., Inc.	4,625	138,796
WPX Energy, Inc.(2)	666	7,659

		$711,462,937

Security	Shares	Value
Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	38,450	$4,146,448
Unilever NV - NY Shares	19,032	1,123,650
Unilever PLC ADR	9,918	574,847

		$5,844,945

Pharmaceuticals — 5.8%
Allergan PLC	214,839	$44,031,253
AstraZeneca PLC ADR	870	29,476
Bristol-Myers Squibb Co.	2,033,604	129,621,919
Catalent, Inc.(2)	45,943	1,834,045
Eli Lilly & Co.	1,548,216	132,434,397
GlaxoSmithKline PLC ADR	1,468	59,601
Johnson & Johnson	2,094,813	272,346,638
Mallinckrodt PLC(2)	6	224
Merck & Co., Inc.	1,362,049	87,211,997
Novartis AG ADR	114,146	9,799,434
Novo Nordisk A/S ADR	1,271,336	61,214,828
Pfizer, Inc.	1,661,455	59,313,943
Roche Holding AG ADR	35,808	1,145,856
Sanofi ADR	5,100	253,929
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	29,425,194
Zoetis, Inc.	476,174	30,360,854

		$859,083,588

Professional Services — 0.1%
Equifax, Inc.	12,654	$1,341,198
Nielsen Holdings PLC	72,356	2,999,156
On Assignment, Inc.(2)	129,037	6,926,706
On Assignment, Inc.(2)(3)	21,275	1,142,042
On Assignment, Inc.(2)(3)	19,913	1,068,502
Verisk Analytics, Inc.(2)	92,137	7,664,877

		$21,142,481

Road & Rail — 0.6%
Canadian National Railway Co.	203,231	$16,837,688
CSX Corp.	79,000	4,286,540
Kansas City Southern	7,000	760,760
Norfolk Southern Corp.	194,569	25,729,804
Union Pacific Corp.	313,747	36,385,240

		$84,000,032

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	610,814	$52,633,842
Analog Devices, Inc.(3)	20,897	1,800,695
Applied Materials, Inc.	100,000	5,209,000
ASML Holding NV - NY Shares	3,622	620,086
Broadcom, Ltd.	61,322	14,873,038
Cypress Semiconductor Corp.	107,346	1,612,337
Intel Corp.	6,491,712	247,204,393
Lam Research Corp.	28,350	5,245,884
Marvell Technology Group, Ltd.	95,391	1,707,499
Microchip Technology, Inc.	290,939	26,120,503
NVIDIA Corp.	531,215	94,965,306
NVIDIA Corp.(3)	100,000	17,859,123
NVIDIA Corp.(3)	109,020	19,476,837
QUALCOMM, Inc.	2,778,771	144,051,489

Security	Shares	Value
Texas Instruments, Inc.	1,034,722	$92,752,480
Versum Materials, Inc.	1,129	43,828
Xilinx, Inc.	90,186	6,387,874

		$732,564,214

Software — 4.5%
Activision Blizzard, Inc.	218,092	$14,069,115
Adobe Systems, Inc.(2)	489,165	72,973,635
Autodesk, Inc.(2)	5,071	569,270
Barracuda Networks, Inc.(2)(3)	435,000	10,534,780
Cadence Design Systems, Inc.(2)	506,300	19,983,661
CDK Global, Inc.	3	189
Check Point Software Technologies, Ltd.(2)	150,000	17,103,000
Citrix Systems, Inc.(2)	5,976	459,076
Dell Technologies, Inc., Class V(2)	156	12,045
FireEye, Inc.(2)	82,732	1,387,416
Fortinet, Inc.(2)	20,000	716,800
Intuit, Inc.	31,449	4,470,161
Manhattan Associates, Inc.(2)	56,873	2,364,211
Microsoft Corp.	3,403,553	253,530,663
Oracle Corp.	3,648,710	176,415,128
Paycom Software, Inc.(2)	542,805	40,688,663
Red Hat, Inc.(2)	1,050	116,403
salesforce.com, inc.(2)	57,236	5,346,987
ServiceNow, Inc.(2)	169,856	19,963,176
Splunk, Inc.(2)	192,300	12,774,489
Symantec Corp.	72,900	2,391,849
Synopsys, Inc.(2)	5,660	455,800
Tableau Software, Inc., Class A(2)	13,699	1,025,918
Ultimate Software Group, Inc. (The)(2)	10,799	2,047,490
Workday, Inc., Class A(2)	87,726	9,245,443
Workday, Inc., Class A(2)(3)	34,000	3,583,260

		$672,228,628

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	78,893	$7,826,186
AutoNation, Inc.(2)	5,972	283,431
AutoZone, Inc.(2)	280	166,631
Bed Bath & Beyond, Inc.	7,000	164,290
Best Buy Co., Inc.	133,011	7,576,307
Dick’s Sporting Goods, Inc.	35,000	945,350
Gap, Inc. (The)	89,138	2,632,245
GNC Holdings, Inc., Class A	900	7,956
Home Depot, Inc. (The)	61,329	10,030,971
L Brands, Inc.	41,877	1,742,502
Lowe’s Companies, Inc.	781,748	62,492,935
O’Reilly Automotive, Inc.(2)	20,695	4,457,082
O’Reilly Automotive, Inc.(2)(3)	29,562	6,366,768
Ross Stores, Inc.	232,700	15,025,439
Signet Jewelers, Ltd.	65,986	4,391,368
Tiffany & Co.	600	55,068
TJX Cos., Inc. (The)	1,584,373	116,815,821
Tractor Supply Co.	225,175	14,251,326
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	78,652	17,780,071

		$273,011,747

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	3,409,776	$525,514,677
NetApp, Inc.	444,967	19,471,756

		$544,986,433

Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands, Inc.	733,026	$18,061,761
Luxottica Group SpA ADR	20,606	1,148,372
NIKE, Inc., Class B	3,383,278	175,422,964
VF Corp.	39,534	2,513,177

		$197,146,274

Tobacco — 0.5%
Altria Group, Inc.	263,329	$16,700,325
Altria Group, Inc.(3)	32,000	2,027,411
British American Tobacco PLC ADR	3,399	212,267
Philip Morris International, Inc.	554,189	61,520,521

		$80,460,524

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$463,913
United Rentals, Inc.(2)	2,000	277,480
W.W. Grainger, Inc.	2,791	501,682

		$1,243,075

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	270,852	$4,807,623
Sprint Corp.(2)	1	8
Vodafone Group PLC ADR	83,817	2,385,432

		$7,193,063

Total Common Stocks (identified cost $7,792,027,761)		$14,563,340,541

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,514

Total Rights (identified cost $16,440)		$2,514

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31% (4)	$207,964,243	$207,985,039

Total Short-Term Investments (identified cost $208,012,707)		$207,985,039

Value
Total Investments — 99.9% (identified cost $8,000,056,908)	$14,771,328,094

Other Assets, Less Liabilities — 0.1%	$13,916,899

Net Assets — 100.0%	$14,785,244,993

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $1,805,649.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2017.

At September 30, 2017, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Aflac, Inc.	9/21/2017	9/21/2018	25,000	$2,095,902	$2,032,715
Alexion Pharmaceuticals, Inc.	3/16/2017	3/16/2018	43,530	5,314,289	6,106,824
Alexion Pharmaceuticals, Inc.	6/22/2017	6/22/2018	81,001	10,000,093	11,357,948
Altria Group, Inc.	9/21/2017	9/21/2018	32,000	1,957,081	2,027,411
Analog Devices, Inc.	3/16/2017	3/16/2018	20,897	1,744,236	1,800,695
Arista Networks, Inc.	3/16/2017	3/16/2018	120,000	15,379,746	22,753,200
Barracuda Networks, Inc.	6/22/2017	6/22/2018	435,000	9,669,071	10,534,780
BB&T Corp.	9/21/2017	9/21/2018	22,314	1,000,005	1,046,372
Chipotle Mexican Grill, Inc.	3/16/2017	3/16/2018	48,619	19,476,729	14,966,387
Frank’s International NV	6/22/2017	6/22/2018	1,500,000	11,482,860	11,501,835
Marriott International, Inc., Class A	12/15/2016	12/15/2017	297,981	25,000,019	32,855,385

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
MGM Resorts International	9/21/2016	9/21/2017	50,000	$1,652,346	$1,627,871
NVIDIA Corp.	6/22/2017	6/22/2018	109,020	17,362,818	19,476,837
NVIDIA Corp.	9/21/2017	9/21/2018	100,000	18,565,416	17,859,123
O’Reilly Automotive, Inc.	3/16/2017	3/16/2018	29,562	8,000,328	6,366,768
On Assignment, Inc.	3/16/2017	3/16/2018	21,275	1,028,338	1,142,042
On Assignment, Inc.	6/22/2017	6/22/2018	19,913	1,075,039	1,068,502
Steel Dynamics, Inc.	3/16/2017	3/16/2018	140,295	5,000,016	4,835,969
Workday, Inc., Class A	12/15/2016	12/15/2017	34,000	2,342,108	3,583,260

Total Restricted Securities				$158,146,440	$172,943,924

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,927,179,657	$1,627,871		$—	$1,928,807,528
Consumer Staples	1,219,482,423	97,060,229		—	1,316,542,652
Energy	838,131,604	11,501,835		—	849,633,439
Financials	2,646,628,260	32,260,970		—	2,678,889,230
Health Care	2,023,587,468	11,357,948		—	2,034,945,416
Industrials	1,635,824,165	1,068,502		—	1,636,892,667
Information Technology	3,731,020,109	47,870,740		—	3,778,890,849
Materials	258,368,913	2,746,743		—	261,115,656
Real Estate	7,942,931	—		—	7,942,931
Telecommunication Services	38,151,187	—		—	38,151,187
Utilities	31,528,986	—		—	31,528,986
Total Common Stocks	$14,357,845,703	$205,494,838	*	$—	$14,563,340,541
Rights	$2,514	$—		$—	$2,514
Short-Term Investments	—	207,985,039		—	207,985,039
Total Investments	$14,357,848,217	$413,479,877		$—	$14,771,328,094

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017